Note 48 - Other Information - Interest Income Breakdown By Geographical Area (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	€ 15,678	€ 14,418
Domestic Geography | Total Interest Income
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	2,466	2,443
Domestic Geography | Of Which BBVA
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	2,199	2,174
Foreign Geography | Total Interest Income
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	13,212	11,975
Foreign Geography | Of Which BBVA
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	286	180
European Union [Member] | Total Interest Income
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	245	247
European Union [Member] | Of Which BBVA
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	104	66
Eurozone [Member] | Total Interest Income
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	164	170
Eurozone [Member] | Of Which BBVA
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	83	45
No Eurozone [Member] | Total Interest Income
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	81	76
No Eurozone [Member] | Of Which BBVA
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	22	21
Rest of countries [Member] | Total Interest Income
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	12,967	11,728
Rest of countries [Member] | Of Which BBVA
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	182	114
Total | Total Interest Income
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	15,678	14,418
Total | Of Which BBVA
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	€ 2,485	€ 2,354